Equity Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of Stock Options Outstanding
The following is a summary of the Company’s option activity during the years ended December 31, 2025 and 2024:

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding, January 1, 2024	3,584,069	$16.20	6.1	$11,602,267
Granted	305,075	16.52	—	—
Exercised	(86,920)	15.87	—	—
Expired	(16,788)	16.94	—	—
Forfeited	(28,404)	16.90	—	—

Outstanding, December 31, 2024	3,757,032	$16.22	5.4	$574,569
Granted	454,327	16.23	—	—
Exercised	(5,837)	16.10	—	—
Expired	(108,731)	16.17	—	—
Forfeited	(71,076)	16.36	—	—

Outstanding, December 31, 2025	4,025,715	$16.22	4.8	—

Options exercisable at December 31, 2025	3,366,262	$16.22	4.0	$—

Northfield Bancorp, Inc. [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of Stock Options Outstanding
The following table is a summary of the Company’s stock options as of December 31, 2025, and changes therein during the year then ended:

	Number of Stock Options	Weighted Average Grant Date Fair Value	Weighted Average Exercise Price	Weighted Average Contractual Life (years)
Outstanding- December 31, 2023	1,544,306	$4.03	$14.05	1.01
Forfeited or cancelled	(843,203)	3.97	13.18	—
Exercised	—	—	—	—

Outstanding- December 31, 2024	701,103	4.11	15.09	0.63
Forfeited or cancelled	(621,103)	4.07	14.76	—

Outstanding and Exercisable - December 31, 2025	80,000	4.44	17.67	1.36

Summary of Status of the Company's Restricted Share Awards
The following is a summary of the status of the Company’s restricted shares as of December 31, 2025, and changes therein during the year then ended (dollars in thousands):

	Restricted Stock Awards	Weighted Average Grant Date Fair Value	Performance Stock Awards	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2023	286,803	$14.40	$74,923	$14.09
Granted	198,911	13.20	43,672	13.31
Vested	(134,484)	14.49	(14,794)	12.36
Forfeited	(13,456)	13.71	(10,193)	12.36

Non-vested at December 31, 2024	337,774	13.71	93,608	14.19
Granted	238,186	11.66	59,735	11.66
Vested	(184,309)	13.90	—	—
Forfeited	(18,493)	12.54	(20,631)	15.78

Non-vested at December 31, 2025	373,158	$12.36	132,712	$12.80